UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	03/31
Date of reporting period:	12/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2008 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments--87.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.4%
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/09	2,000,000	2,000,000
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	1,982,060
Arizona--2.3%
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty)	5.50	7/15/14	3,770,000	3,921,629
California--1.5%
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,485,585
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	976,420
Colorado--3.5%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	728,544
Denver City and County,
Airport System Revenue	5.00	11/15/11	3,000,000	2,964,990
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA,
Inc.)	4.00	9/1/10	1,000,000	989,540
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	1,120,000 a	1,188,062
District of Columbia--1.0%
District of Columbia,
Enterprise Zone Revenue (819
7th Street, LLC Issue) (LOC;
Branch Banking and Trust
Company)	3.60	10/1/09	1,695,000	1,723,086
Florida--5.0%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	1,999,820
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,041,040
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	1,280,000	1,319,334
Miami-Dade County,
Aviation Revenue (Miami
International Airport)

(Insured; MBIA, Inc.)	5.25	10/1/14	1,000,000	972,150
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA,
Inc.)	5.00	5/1/11	2,000,000	2,085,920
Georgia--1.1%
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/09	1,045,000	1,074,971
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	790,000	776,159
Idaho--.9%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	1,600,000	1,588,576
Illinois--2.0%
Illinois Housing Development
Authority, Housing Revenue	3.85	7/1/09	870,000	876,403
Upper Illinois River Valley
Development Authority, MFHR
(Morris Supportive Living
Project) (LOC; Wells Fargo
Bank)	3.90	1/1/10	2,500,000	2,500,375
Indiana--3.3%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/1/11	1,000,000	1,032,940
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
FSA)	5.63	1/1/14	2,230,000	2,264,231
Seymour,
EDR (Union Camp Corporation
Project)	6.25	7/1/12	2,420,000	2,279,253
Iowa--.6%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,000,000	1,011,710
Louisiana--1.4%
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000	1,116,955
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,182,213
Maine--1.3%
Maine Educational Loan Marketing
Corporation, Subordinate

Student Loan Revenue	6.50	11/1/09	2,195,000	2,247,197
Maryland--1.8%
Northeast Maryland Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/12	3,000,000	2,992,680
Michigan--2.6%
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,500,030
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; MBIA, Inc.)	5.00	12/1/12	3,000,000	2,931,480
New Jersey--.6%
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000	961,210
New Mexico--4.8%
Albuquerque,
Subordinate Lien Airport
Revenue	5.00	7/1/12	3,000,000	3,064,140
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	1,800,000	1,789,614
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,146,100
New York--14.0%
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	955,960
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	1,545,000	1,554,687
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	4,500,000	4,500,270
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	3,000,000	2,988,030
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	1,800,000	1,893,312
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
FGIC)	5.25	5/15/12	2,000,000	2,029,960

New York State Housing Finance
Agency, Affordable Housing
Revenue	4.05	11/1/10	2,000,000	1,999,200
New York State Housing Finance
Agency, Affordable Housing
Revenue	4.25	5/1/11	2,720,000	2,744,942
New York State Housing Finance
Agency, MFHR (Crotona Estates
Apartments)	3.95	8/15/10	1,085,000	1,085,195
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments) (Insured;
SONYMA)	4.40	2/15/11	2,000,000	2,000,280
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,018,440
North Carolina--1.9%
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina
Capital Improvements)	5.00	2/1/11	2,530,000	2,675,500
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	3.80	11/1/09	500,000	490,645
Ohio--4.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	3,907,000
Cuyahoga County,
Housing Revenue (Riverside
Park Homes Project)	3.90	11/1/09	2,300,000	2,316,583
Hamilton County,
Local District Cooling
Facilities Revenue
(Trigen-Cinergy Solutions of
Cincinnati LLC Project)	4.60	6/1/09	2,000,000	2,011,880
Pennsylvania--8.6%
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	1,860,700
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	3,000,000 b	2,693,730
Indiana County Industrial
Development Authority, PCR
(Pennsylvania Electric Company
Project) (Insured; MBIA, Inc.)	5.35	11/1/10	5,350,000	5,599,578
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,093,390
Philadelphia Hospitals and Higher

Education Facilities

Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	1,060,000	1,148,881
Rhode Island--1.2%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,000,000	2,011,920
South Carolina--1.5%
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; MBIA, Inc.)	5.00	4/1/12	2,000,000	2,011,460
Spartanburg,
Water System Revenue (Insured;
FSA)	4.00	6/1/11	500,000	520,740
Tennessee--.6%
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare)	5.00	6/1/12	1,000,000	980,370
Texas--3.0%
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement
Residence Foundation Project)	5.00	7/1/11	465,000	443,750
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,060,650
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000	1,986,800
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,467,285
Utah--2.9%
Intermountain Power Agency,
Power Supply Revenue (Insured;
Morgan Stanley Bank)	3.00	3/16/09	3,000,000	2,999,190
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	1,880,440
Virginia--7.2%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,280,000	2,269,421
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.50	10/1/09	3,250,000	3,254,810
Louisa Industrial Development

Authority, Solid Waste and
Sewage Disposal Revenue
(Virginia Electric and Power
Company Project)	4.25	4/1/10	3,000,000	3,013,860
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000	2,531,350
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	4.00	6/1/09	960,000 a	970,531
Washington--3.0%
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000	3,002,460
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000	1,976,640
Wisconsin--.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,020,290
U.S. Related--2.3%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	964,880
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1, LLC
Projects)	4.75	10/1/11	2,885,000	2,891,866
Total Long-Term Municipal Investments
(cost $147,881,273)				147,541,293
Short-Term Municipal	Coupon	Maturity	Principal
Investments--10.2%	Rate (%)	Date	Amount ($)	Value ($)

Florida--1.8%
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	1.60	1/1/09	3,000,000 c	3,000,000
Massachusetts--1.2%
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Harvard University)	3.35	6/11/09	2,000,000	2,022,380
New York--1.8%
Monroe County,
GO Notes, RAN	6.50	4/15/09	3,000,000	3,022,290
North Carolina--.6%
North Carolina Medical Care
Commission, HR (Pooled
Financing Project) (LOC;
Wachovia Bank)	2.05	1/1/09	1,000,000 c	1,000,000
Ohio--2.1%
Cuyahoga County,
HR (W.O. Walker Center, Inc.
Project) (Insured; AMBAC and

Liquidity Facility; Key Bank)	10.00	1/7/09	3,600,000 c	3,600,000
Virginia--1.8%
Roanoke Industrial Development
Authority, HR (Carilion Health
System Obligated Group)
(Insured; FSA and Liquidity
Facility; SunTrust Bank)	1.30	1/1/09	3,000,000 c	3,000,000
Washington--.9%
Washington Housing Finance
Commission, Nonprofit Revenue,
Refunding (Panorama City
Project) (LOC; Key Bank)	2.00	1/1/09	1,480,000 c	1,480,000
Total Short-Term Municipal Investments
(cost $17,080,000)				17,124,670
Total Investments (cost $164,961,273)			98.0%	164,665,963
Cash and Receivables (Net)			2.0%	3,369,857
Net Assets			100.0%	168,035,820

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $164,961,273. Net unrealized depreciation on investments was $295,310 of which $1,229,910 related to appreciated investment securities and $1,525,220 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	0

Level 2 - Other Significant Observable Inputs	164,665,993	0

Level 3 - Significant Unobservable Inputs	0	0

Total	164,665,993	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)